Average Annual Total Returns	12 Months Ended	60 Months Ended	102 Months Ended				120 Months Ended	279 Months Ended	590 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025	[2]	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.33%	[1]			2.34%
Lipper General & Insured Municipal Debt Funds Average
Prospectus [Line Items]
Average Annual Return, Percent	3.35%	0.56%			2.07%		2.13%
T. Rowe Price Tax-Free Income Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	3.51%	0.99%					2.29%
Performance Inception Date									Oct. 26, 1976
T. Rowe Price Tax-Free Income Fund - Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.51%	0.99%					2.29%
T. Rowe Price Tax-Free Income Fund - Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.62%	1.46%					2.51%
T. Rowe Price Tax-Free Income Fund - I Class
Prospectus [Line Items]
Average Annual Return, Percent	3.57%	1.05%	2.38%
Performance Inception Date			Jul. 06, 2017
T. Rowe Price Tax-Free Income Fund - Advisor Class
Prospectus [Line Items]
Average Annual Return, Percent	3.16%	0.67%					1.96%
Performance Inception Date								Sep. 30, 2002

[1]	Return since 7/6/17.
[2]	Return since 6/30/17.